Stable Coins	12 Months Ended
Dec. 31, 2024
Stable Coins [Abstract]
STABLE COINS

5. STABLE COINS

Stable coins were comprised of the following:

	December 31,	December 31,
	2024	2023
USDC	$-	$254,400

As of December 31, 2024 and 2023, the Company held nil and 254,400 USDC, respectively. The fair value of USDC were kept at $1.00 because one USDC is pegged to one U.S. dollar.

The following table presents additional information about USDC for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$254,400	$2,972,000	$-
Collection of USDC from subscription fee from investors	-	300,000	3,093,000
Collection of USDC from other services	-	6,800	-
Purchases of USDC	610,000	139,900	-
Collection of USDC from exchange of digital assets	2,391,700	595,000	446,600
Investment in an equity-method investee in USDC	-	(300,000)	-
Exchange of USDC into digital assets	(1,740,400)	(2,894,400)	-
Exchange of USDC into cash	(1,500,000)	-	-
Payment of service fees and other expenses	(15,700)	(564,900)	(567,600)
Ending balance	$-	$254,400	$2,972,000